OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION

16. OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION

Prior to the Nalco merger, the company aggregated its twelve operating units into three reportable segments: U.S. Cleaning & Sanitizing, U.S. Other Services and International. Subsequent to the Nalco merger, the company continued to aggregate the legacy Ecolab operating units into the same three reportable segments. Effective with the Nalco merger, the company added Nalco’s three legacy operating units (Water Services, Paper Services and Energy Services) as individual reportable segments to the merged company’s reporting structure, as discussed below. The profitability of the company’s operating segments is evaluated by management based on operating income. The company has no intersegment revenues.

Legacy Ecolab

U.S. Cleaning & Sanitizing - This reportable segment provides cleaning and sanitizing products to U.S. markets through its legacy Ecolab Institutional, Food & Beverage, Kay, Healthcare, Textile Care and Vehicle Care operating segments. These operating segments exhibit similar products, manufacturing processes, customers, distribution methods and economic characteristics.

U.S. Other Services - This reportable segment includes all other U.S. operations of the legacy Ecolab company. This segment provides pest elimination and kitchen equipment repair and maintenance through its Pest Elimination and Equipment Care operating segments, respectively. These two operating segments are primarily fee for service businesses. Since the primary focus of these businesses is service, they have not been combined with the company’s U.S. Cleaning & Sanitizing reportable segment. These operating segments are combined and disclosed as an “all other” category.

International - This reportable segment includes four legacy Ecolab operating segments: Europe/Middle East/Africa (EMEA), Asia Pacific, Latin America and Canada. These segments provide cleaning and sanitizing products as well as pest elimination service. Legacy Ecolab International operations are managed by geographic region and exhibit similar products, manufacturing processes, customers, distribution methods and economic characteristics.

The company evaluates the performance of its legacy Ecolab International operations based on fixed currency exchange rates. The difference between the fixed currency exchange rates and the actual currency exchange rates is reported as “currency impact” in operating segment reporting. All other accounting policies of the reportable segments are consistent with accounting principles generally accepted in the United States of America and the accounting policies of the company described in Note 2.

Legacy Nalco

The legacy Nalco business provides integrated water treatment and process improvement services for industrial and institutional applications, using technologically advanced solutions, combining chemical products and equipment, and consistent, reliable on-site service and expertise.

These solutions and services enable the company’s customers to improve production yields, lower manufacturing costs, extend asset lives and maintain environmental standards at costs that represent a small share of their overall production expense.

The legacy Nalco business is operated through three reportable segments as described below.

Water Services - This reportable segment serves the global water treatment and process chemical needs of the industrial and institutional markets.

Paper Services - This reportable segment serves the process chemicals and water treatment needs of the global pulp and paper industry.

Energy Services - This reportable segment serves the process chemicals and water treatment needs of the global petroleum and petrochemical industries in both upstream and downstream applications.

Corporate

Consistent with the company’s internal management reporting, corporate operating expense for 2011, 2010 and 2009 includes $169.5 million, $7.5 million and $79.7 million, respectively, of special charges included on the Consolidated Statement of Income as well as merger integration costs, investments the company is making in business systems and investments in the company’s business structure. Starting in December 2011, effective with the Nalco merger, asset fair value step-up amortization specifically related to Nalco assets is also included in the corporate segment.

The company has two classes of products within its U.S. Cleaning & Sanitizing and International operations which comprised 10% or more of consolidated net sales in any of the last three years. Sales of warewashing products were approximately 18% of consolidated net sales in 2011, and approximately 19% in both 2010 and 2009. Sales of laundry products were approximately 10% of consolidated net sales in 2011 and 2010 and approximately 11% in 2009.

Total service revenue within the company’s operating segments, at public exchange rates, is included in the following table. Service revenue within the legacy Nalco operating segments is not significant.

	Service Revenue
(MILLIONS)	2011	2010	2009
U.S. Other Services	$384.5	$379.0	$381.0
International	202.4	183.0	171.0

Operating Segment Information

The following tables present net sales and operating income (loss) by reportable segment.

	Net Sales			Operating Income (Loss)
MILLIONS	2011	2010	2009	2011	2010	2009
Legacy Ecolab

U.S. Cleaning & Sanitizing	$2,930.3	$2,721.9	$2,663.3	$556.7	$513.9	$495.2
U.S. Other Services	457.1	448.5	449.4	69.7	71.4	65.7
Total U.S.	3,387.4	3,170.4	3,112.7	626.4	585.3	560.9

International	3,110.7	2,932.2	2,836.9	292.5	260.6	237.6
Currency impact	136.6	(12.9)	(49.0)	11.6	(8.6)	(13.3)
Ecolab subtotal	6,634.7	6,089.7	5,900.6	930.5	837.3	785.2

Legacy Nalco

Water Services	67.2	—	—	11.0	—	—
Paper Services	33.9	—	—	6.2	—	—
Energy Services	92.3	—	—	17.7	—	—
Nalco subtotal	193.4	—	—	34.9	—	—

Corporate	(29.6)	—	—	(211.6)	(30.5)	(103.9)
Consolidated	$6,798.5	$6,089.7	$5,900.6	$753.8	$806.8	$681.3

The following tables present the company’s depreciation and amortization, capital expenditures (including capitalized software expenditures) and total assets by reportable segment. The legacy Nalco amounts are presented in total as discretely identifiable amounts by reportable segment are not available. Corporate assets are principally cash and cash equivalents and deferred taxes. All amounts presented are measured in public exchange rates.

				Capital Expenditures
	Depreciation & Amortization			(Including Capitalized Software)			Total Assets
(MILLIONS)	2011	2010	2009	2011	2010	2009	2011	2010

U.S. Cleaning & Sanitizing	$199.8	$184.3	$185.4	$163.4	$148.7	$145.5	$2,270.7	$1,876.2
U.S. Other Services	5.3	5.4	6.4	4.5	2.5	4.0	154.2	149.4
International	174.0	158.2	142.5	176.3	146.5	147.8	2,607.9	2,413.4
Legacy Nalco	5.6	—	—	21.8	—	—	11,082.4	—
Corporate	11.0	—	—	—	—	—	2,125.6	433.2
Consolidated	$395.7	$347.9	$334.3	$366.0	$297.7	$297.3	$18,240.8	$4,872.2

Geographic Information

Net sales and property, plant and equipment at public exchange rates by geographic region are as follows:

				Property, Plant
		Net Sales		& Equipment, net

(MILLIONS)	2011	2010	2009	2011	2010

United States	$3,551.2	$3,170.4	$3,112.7	$1,205.4	$628.4
EMEA	1,955.5	1,843.2	1,854.4	488.4	298.7
Asia Pacific	721.4	575.7	489.8	366.3	126.8
Latin America	321.2	272.5	246.0	147.4	57.6
Canada	249.2	227.9	197.7	87.9	36.8
Consolidated	$6,798.5	$6,089.7	$5,900.6	$2,295.4	$1,148.3